Employee Benefits Obligation (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of information about defined benefit plans [abstract]
Summary of Movement in Employee's Retirement Benefits
i)
Movement in employee’s retirement benefits

	Successor	Successor
	For the year ended March 31, 2026	For the year ended March 31, 2025
	US$’000	US$’000
Balance at beginning of year	827	751
Expenses charged to statement of profit or loss	538	156
Actuarial remeasurement charged to other comprehensive income	38	2
Payment during the year	(60)	(66)
Foreign currency translation effect	(17)	(16)
Balance as at end of year	1,326	827

Summary of Expenses Charged to Statement of Profit or Loss
ii)
Expenses charged to statement of profit or loss

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Current service cost	180	125	128	11
Past service cost	301	—	—	—
Interest cost	57	31	33	9
	538	156	161	20

Summary of Significant Actuarial Assumptions used in Actuarial Calculations	iii) Significant actuarial assumptions used in actuarial calculations

	2026	2025
Discount rate (per annum)	5.56%	6.31%
Salary growth rate	6.10%	5.74%

Summary of Sensitivity Analysis for Significant Actuarial Assumptions
iv)
Sensitivity analysis for significant actuarial assumptions

	2026	2025
Discount rate (per annum)
1% increase	(155)	(76)
1% decrease	126	84
Salary growth rate
1% increase	122	82
1% decrease	(153)	(76)